Post-Employment Benefits - Summary of Financial Position Related to Defined Benefit Pensions and Other Post Employment Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of net defined benefit liability (asset) [line items]
Net actuarial gains (losses) on plan assets	$ 1,288	$ 60
Pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	311
Current service cost	218	223	$ 214
Interest income on plan assets	323	294	279
Past service cost	1	0	(5)
Net actuarial gains (losses) on plan assets	965	(234)	221
Interest cost on defined benefit obligation	303	281	272
Benefits paid	6	6	6
Loss on settlements	1	0	0
Balance at end of year	116	311
Net defined benefit asset (liability)	131	321
Valuation allowance	(15)	(10)
Net defined benefit asset (liability), net of valuation allowance	116	311
Pension plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,370	7,613
Current service cost	218	223
Past service cost	1	0
Interest cost on defined benefit obligation	303	281
Employee contributions	5	5
Benefits paid	(353)	(334)
Loss on settlements	1	0
Foreign exchange rate changes	(1)	9
Net actuarial (gains) losses on defined benefit obligation	1,178	(427)
Balance at end of year	8,722	7,370	7,613
Pension plan [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	7,691	7,758
Interest income on plan assets	323	294
Net actuarial gains (losses) on plan assets	965	(234)
Employer contributions	229	199
Employee contributions	5	5
Benefits paid	(353)	(334)
Plan administration costs	(6)	(6)
Net transfer out	0	(1)
Foreign exchange rate changes	(1)	10
Balance at end of year	8,853	7,691	7,758
Other post employment benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	(589)
Current service cost	11	13	14
Interest income on plan assets	0	0	0
Past service cost	0	0	0
Net actuarial gains (losses) on plan assets	0	0	0
Interest cost on defined benefit obligation	24	25	25
Benefits paid	0	0	0
Loss on settlements	0	0	0
Balance at end of year	(671)	(589)
Net defined benefit asset (liability)	(671)	(589)
Valuation allowance	0	0
Net defined benefit asset (liability), net of valuation allowance	(671)	(589)
Other post employment benefit plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	589	696
Current service cost	11	13
Past service cost	0	0
Interest cost on defined benefit obligation	24	25
Employee contributions	0	0
Benefits paid	(30)	(29)
Loss on settlements	0	0
Foreign exchange rate changes	0	1
Net actuarial (gains) losses on defined benefit obligation	77	(117)
Balance at end of year	671	589	696
Other post employment benefit plans [member] | Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Balance at beginning of year	0	0
Interest income on plan assets	0	0
Net actuarial gains (losses) on plan assets	0	0
Employer contributions	30	29
Employee contributions	0	0
Benefits paid	(30)	(29)
Plan administration costs	0	0
Net transfer out	0	0
Foreign exchange rate changes	0	0
Balance at end of year	$ 0	$ 0	$ 0